Average Annual Total Returns - FidelityRealEstateIncomeFund-AMCIZPRO - FidelityRealEstateIncomeFund-AMCIZPRO - Fidelity Real Estate Income Fund	Sep. 29, 2023
Fidelity Advisor Real Estate Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(18.19%)
Past 5 years	2.21%
Past 10 years	4.51%
Fidelity Advisor Real Estate Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.59%)
Past 5 years	0.70%
Past 10 years	2.60%
Fidelity Advisor Real Estate Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.34%)
Past 5 years	1.26%
Past 10 years	2.77%
Fidelity Advisor Real Estate Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(16.31%)
Past 5 years	2.26%
Past 10 years	4.32%
Fidelity Advisor Real Estate Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(18.27%)
Past 5 years	2.18%
Past 10 years	4.49%
Fidelity Advisor Real Estate Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(14.58%)
Past 5 years	3.32%
Past 10 years	5.22%
Fidelity Advisor Real Estate Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(14.48%)
Since Inception	3.53%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0663
Average Annual Return:
Past 1 year	(18.84%)
Past 5 years	0.95%
Past 10 years	3.59%

[1]	AFrom October 2, 2018.